Related party transactions - Schedule of assets and liabilities with related private corporations and financial institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Loans, net	$ 7,220,520	$ 6,760,434
Total assets	10,743,792	9,283,910	$ 8,038,111
Liabilities
Time deposits	3,897,954	2,956,959
Total liabilities	9,539,968	8,214,563	$ 7,046,321
Related parties
Assets
Demand deposits	2,263	5,986
Loans, net	61,440	242,024
Securities at amortized cost, net	14,373	19,593
Total assets	78,076	267,603
Liabilities
Time deposits	319,344	567,451
Total liabilities	319,344	567,451
Stand-by letters of credit	150	3,350
Loss allowance	$ 0	$ (16)